Pension and Post-Retirement and Post-Employment Benefits - Changes in Fair Value of Financial Instruments Classified in Level 3 (Detail) (Level 3 [Member], CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Level 3 [Member]
Fair Value Of Financial Instruments [Line Items]
Fair value of plan assets, beginning of year	106	167
Realized and unrealized gains	23	5
Purchases		6
Sales and disbursements	(10)	(72)
Fair value of plan assets, end of year	119	106